6. RISKS (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	$ 1,570	$ 2,186
Shares
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	47	29
Government securities
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	1,123	741
Investment funds
DisclosureOfVariationOfTheResultOfTheYearExposureToPriceRiskLineItems [Line Items]
Variation of the result for the year	$ 400	$ 1,416